HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                         SUPPLEMENT DATED JULY 14, 2008
              TO FIDUCIARY SHARES PROSPECTUS DATED DECEMBER 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         1. The third paragraph in the subsection "Investment Strategy" for HighMark Value Momentum Fund located on page 31 is deleted in its entirety and replaced with the following:

         In addition to U.S. common stocks, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term bonds called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

         2. The following paragraph is added prior to the third paragraph in the subsection "What Are the Main Risks of Investing in This Fund?" for HighMark Value Momentum Fund located on page 31:

         FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

         3. The first paragraph in the subsection "Investment Strategy" for HighMark Income Plus Allocation Fund located on page 46 is deleted in its entirety and replaced with the following:

         HighMark Income Plus Allocation Fund primarily seeks income and secondarily seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 55% and 85% of its assets in fixed income securities, and between 15% and 45% of its assets in equity securities. The Fund's strategic allocation target is 70% fixed income securities and 30% equity securities.

         4. The first paragraph in the subsection "Investment Strategy" for HighMark Growth & Income Allocation Fund located on page 50 is deleted in its entirety and replaced with the following:

         HighMark Growth & Income Allocation Fund seeks capital appreciation and income. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 45% and 75% of its assets in equity securities, and between 25% and 55% of its assets in fixed income securities. The Fund's strategic allocation target is 60% equity securities and 40% fixed income securities.

         5. The first paragraph in the subsection "Investment Strategy" for HighMark Capital Growth Allocation Fund located on page 54 is deleted in its entirety and replaced with the following:

         HighMark Capital Growth Allocation Fund primarily seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities, and between 5% and 35% of its assets in fixed income securities. The Fund's strategic allocation target is 80% equity securities and 20% fixed income securities.

         6. With respect to the disclosure set forth on pages 72-76 relating to the portfolio managers of the Funds, the portfolio managers of HighMark International Opportunities Fund are now Peter M. Hill, Anthony Craddock and Eric P. Leve. The Prospectus is hereby modified accordingly.

         7. The first two paragraphs and the table in the subsection "Allocation of Investments of the Asset Allocation Portfolios" in the section "Other Investment Matters" on page 80 are deleted in their entirety and replaced with the following:

         Each of the Asset Allocation Portfolios invests its assets primarily in other mutual funds of HighMark Funds and unaffiliated mutual funds, which in turn invest in the stocks and/or bonds of entities in different industries, economic sectors and geographic regions. A description of the investment strategies of all of the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest except for HighMark Fundamental Equity Fund and HighMark Diversified Money Market Fund can be found in the individual fund profiles set forth previously in this prospectus. A description of the investment strategies of the Fundamental Equity Fund and the Diversified Money Market Fund can be found immediately following the table below. In addition, a description of the securities and techniques used by the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest and the other Funds offered in this prospectus, as well as the main risks they pose, may be found below. For more information about the Fundamental Equity Fund or the Diversified Money Market Fund see their prospectuses. In addition to the fees and expenses of the Asset Allocation Portfolios, shareholders of the Asset Allocation Portfolios will, unless otherwise waived, indirectly bear the fees and expenses of the underlying mutual funds, including, but not limited to, advisory fees, custodian fees and expenses, transfer agency fees and expenses, shareholder servicing fees and administration fees and expenses. The Asset Allocation Portfolios may also invest in equity securities, fixed income securities, derivatives, cash, cash equivalents and exchange traded funds as permitted by Federal law.

         The Asset Allocation Portfolios target to invest their assets in the underlying funds of HighMark Funds and other investments within the ranges set forth in the following table:

        -----------------------------------------------------------------------------------
         Fund Name                       Percentage of Assets Invested in Fund
         -----------------------------------------------------------------------------------
                                                  Growth &        Capital       Diversified
                                  Income Plus      Income         Growth          Equity
                                  Allocation     Allocation     Allocation      Allocation
                                     Fund           Fund           Fund            Fund
         -----------------------------------------------------------------------------------
         Core Equity Fund          5-30%          10-50%         15-60%          20-50%
         -----------------------------------------------------------------------------------
         Fundamental
            Equity Fund *          5-30%          10-50%         15-60%          20-50%
         -----------------------------------------------------------------------------------
         Large Cap
            Growth Fund            0-20%           0-25%          0-30%           0-40%
         -----------------------------------------------------------------------------------
         Large Cap
           Value Fund              0-20%           0-25%          0-30%           0-40%
         -----------------------------------------------------------------------------------
         Small Cap
            Advantage Fund         0-10%           0-15%          0-20%           0-20%
         -----------------------------------------------------------------------------------
         Small Cap
            Value Fund             0-10%           0-15%          0-20%           0-20%
         -----------------------------------------------------------------------------------
         Value Momentum
            Fund                   0-20%          10-30%         15-40%          10-50%
         -----------------------------------------------------------------------------------
         Bond
            Fund                  15-50%           5-40%          0-30%            0%
         -----------------------------------------------------------------------------------
         Short Term
            Bond Fund             15-50%           5-40%          0-30%           0-5%
         -----------------------------------------------------------------------------------
         Diversified Money
            Market Fund            0-40%           0-30%          0-20%           0-5%
         -----------------------------------------------------------------------------------
         Cognitive Value
            Fund                   0-5%            0-10%          0-10%           0-20%
         -----------------------------------------------------------------------------------
         Enhanced Growth
            Fund                   0-5%            0-10%          0-10%           0-10%
         -----------------------------------------------------------------------------------
         International
         Opportunities
            Fund                   0-10%           0-20%          0-25%           0-30%
         -----------------------------------------------------------------------------------
         Non-Affiliated
            Funds                  0-10%           0-10%          0-10%           0-10%
         -----------------------------------------------------------------------------------
         Other
            Investments            0-15%           0-15%          0-15%           0-15%
         -----------------------------------------------------------------------------------

         *As of the date of this Supplement, HighMark Fundamental Equity Fund has not commenced investment operations, and consequently, as of such date, the Asset Allocation Portfolios have not invested any of their assets in the Fundamental Equity Fund. After the commencement of investment operations of the Fundamental Equity Fund, the Asset
         Allocation Portfolios will target to invest their assets in the Fundamental Equity Fund in accordance with the table.

         8. The following paragraph is added to the subsection "Allocation of Investments of the Asset Allocation Portfolios" in the section "Other Investment Matters" on page 80 immediately following the table:

         INVESTMENT STRATEGIES OF HIGHMARK FUNDAMENTAL EQUITY FUND: HighMark Fundamental Equity Fund seeks long-term capital appreciation through investments in U.S. equity securities. To pursue its goal, the Fund invests primarily in U.S. companies without regard to whether those companies are categorized as "growth" or "value". The portfolio managers seek to identify high quality companies that are currently undervalued based on the long-term potential of the underlying businesses. The portfolio managers define high quality businesses as having some but not necessarily all of the following characteristics:
         (1) a leading position in an attractive industry with favorable or improving competitive dynamics, (2) sustainable competitive advantages,
         (3) high and/or improving return on equity, (4) strong and/or improving balance sheet, (5) high and/or growing free cash flow and (6) high quality management. The portfolio managers attempt to identify companies that meet their definition of high quality businesses and to determine the long-term outlook for earnings and cash flows of those companies. Using this information, the portfolio managers then attempt to estimate the intrinsic value of those companies using a range of possible scenarios. Securities may be chosen when their issuer has been determined to be of high quality and when the portfolio managers believe the securities are trading at a sufficient discount to their intrinsic value. The portfolio managers may sell a security for a number of reasons, including but not limited to: (1) the security is trading above its intrinsic value, (2) the fundamental investment case deteriorates materially relative to expectations or (3) a more attractive opportunity presents itself. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

         9. The paragraph on page 81 in the section "Other Investment Matters" is deleted in its entirety and replaced with the following:

         The Funds, HighMark Fundamental Equity Fund and HighMark Diversified Money Market Fund invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds, the Fundamental Equity Fund and the Diversified Money Market Fund use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds, the Fundamental Equity Fund and the Diversified Money Market Fund may invest.

       10. The table in the section "Other Investment Matters" located on pages 81-87 is amended to reflect that HighMark Fundamental Equity Fund may use the following instruments:

o

o        American Depository Receipts

o        Bankers' Acceptances

o        Bonds

o        Call and Put Options

o        Certificates of Deposit

o        Commercial Paper

o        Common Stock

o        Convertible Securities

o        Demand Notes

o        Derivatives

o        Exchange Traded Funds

o        Foreign Securities

o        Forward Foreign Currency Contracts, including Forward
         Foreign Currency Cross Hedges

o        Futures and Related Options

o        High-Yield/High-Risk Bonds

o        Illiquid Securities

o        Initial Public Offerings

o        Investment Company Securities

o        Investment Grade Securities

o        Money Market Instruments

o        Obligations of Supranational Agencies

o        Preferred Stocks

o        Real Estate Investment Trusts

o        Repurchase Agreements

o        Restricted Securities

o        Reverse Repurchase Agreements

o        Securities Lending

o        Swap Agreements

o        Time Deposits

o        Treasury Inflation Protected Securities

o        Treasury Receipts

o        Unit Investment Trusts

o        U.S. Government Agency Securities

o        U.S. Treasury Obligations

o        Variable and Floating Rate Instruments

o        Warrants

o        When-Issued Securities and Forward Commitments

o        Zero-Coupon Debt Obligations

                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS
                             ASSET ALLOCATION FUNDS
                         SUPPLEMENT DATED JULY 14, 2008
               TO RETAIL SHARES PROSPECTUS DATED DECEMBER 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         1. The third paragraph in the subsection "Investment Strategy" for HighMark Value Momentum Fund located on page 33 is deleted in its entirety and replaced with the following:

         In addition to U.S. common stocks, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term bonds called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

         2. The following paragraph is added prior to the third paragraph in the subsection "What Are the Main Risks of Investing in This Fund?" for HighMark Value Momentum Fund located on page 33:

         FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

         3. The first paragraph in the subsection "Investment Strategy" for HighMark Income Plus Allocation Fund located on page 50 is deleted in its entirety and replaced with the following:

         HighMark Income Plus Allocation Fund primarily seeks income and secondarily seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 55% and 85% of its assets in fixed income securities, and between 15% and 45% of its assets in equity securities. The Fund's strategic allocation target is 70% fixed income securities and 30% equity securities.

         4. The first paragraph in the subsection "Investment Strategy" for HighMark Growth & Income Allocation Fund located on page 54 is deleted in its entirety and replaced with the following:

         HighMark Growth & Income Allocation Fund seeks capital appreciation and income. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 45% and 75% of its assets in equity securities, and between 25% and 55% of its assets in fixed income securities. The Fund's strategic allocation target is 60% equity securities and 40% fixed income securities.

         5. The first paragraph in the subsection "Investment Strategy" for HighMark Capital Growth Allocation Fund located on page 58 is deleted in its entirety and replaced with the following:

         HighMark Capital Growth Allocation Fund primarily seeks capital appreciation. To pursue this goal, the Fund, under normal circumstances, will invest, either directly or through its investments in underlying funds, between 65% and 95% of its assets in equity securities, and between 5% and 35% of its assets in fixed income securities. The Fund's strategic allocation target is 80% equity securities and 20% fixed income securities.

         6. With respect to the disclosure set forth on pages 81-85 relating to the portfolio managers of the Funds, the portfolio managers of HighMark International Opportunities Fund are now Peter M. Hill, Anthony Craddock and Eric P. Leve. The Prospectus is hereby modified accordingly.

         7. The first two paragraphs and the table in the subsection "Allocation of Investments of the Asset Allocation Portfolios" in the section "Other Investment Matters" on page 93 are deleted in their entirety and replaced with the following:

         Each of the Asset Allocation Portfolios invests its assets primarily in other mutual funds of HighMark Funds and unaffiliated mutual funds, which in turn invest in the stocks and/or bonds of entities in different industries, economic sectors and geographic regions. A description of the investment strategies of all of the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest except for HighMark Fundamental Equity Fund and HighMark Diversified Money Market Fund can be found in the individual fund profiles set forth previously in this prospectus. A description of the investment strategies of the Fundamental Equity Fund and the Diversified Money Market Fund can be found immediately following the table below. In addition, a description of the securities and techniques used by the underlying mutual funds of HighMark Funds in which the Asset Allocation Portfolios invest and the other Funds offered in this prospectus, as well as the main risks they pose, may be found below. For more information about the Fundamental Equity Fund or the Diversified Money Market Fund see their prospectuses. In addition to the fees and expenses of the Asset Allocation Portfolios, shareholders of the Asset Allocation Portfolios will, unless otherwise waived, indirectly bear the fees and expenses of the underlying mutual funds, including, but not limited to, advisory fees, custodian fees and expenses, transfer agency fees and expenses, shareholder servicing fees and administration fees and expenses. The Asset Allocation Portfolios may also invest in equity securities, fixed income securities, derivatives, cash, cash equivalents and exchange traded funds as permitted by Federal law.

         The Asset Allocation Portfolios target to invest their assets in the underlying funds of HighMark Funds and other investments within the ranges set forth in the following table:

         -----------------------------------------------------------------------------------
         Fund Name                                    Percentage of Assets Invested in Fund
         -----------------------------------------------------------------------------------
                                                 Growth &        Capital       Diversified
                                 Income Plus      Income         Growth          Equity
                                 Allocation     Allocation     Allocation      Allocation
                                    Fund           Fund           Fund            Fund
         -----------------------------------------------------------------------------------
         Core Equity Fund         5-30%          10-50%         15-60%          20-50%
         -----------------------------------------------------------------------------------
         Fundamental
            Equity Fund *         5-30%          10-50%         15-60%          20-50%
         -----------------------------------------------------------------------------------
         Large Cap
            Growth Fund           0-20%           0-25%          0-30%           0-40%
         -----------------------------------------------------------------------------------
         Large Cap
            Value Fund            0-20%           0-25%          0-30%           0-40%
         -----------------------------------------------------------------------------------
         Small Cap
            Advantage Fund        0-10%           0-15%          0-20%           0-20%
         -----------------------------------------------------------------------------------
         Small Cap
            Value Fund            0-10%           0-15%          0-20%           0-20%
         -----------------------------------------------------------------------------------
         Value Momentum
            Fund                  0-20%          10-30%         15-40%          10-50%
         -----------------------------------------------------------------------------------
         Bond
            Fund                 15-50%           5-40%          0-30%            0%
         -----------------------------------------------------------------------------------
         Short Term
            Bond Fund            15-50%           5-40%          0-30%           0-5%
         -----------------------------------------------------------------------------------
         Diversified Money
            Market Fund           0-40%           0-30%          0-20%           0-5%
         -----------------------------------------------------------------------------------
         Cognitive Value
            Fund                  0-5%            0-10%          0-10%           0-20%
         -----------------------------------------------------------------------------------
         Enhanced Growth
            Fund                  0-5%            0-10%          0-10%           0-10%
         -----------------------------------------------------------------------------------
         International
            Opportunities
            Fund                  0-10%           0-20%          0-25%           0-30%
         -----------------------------------------------------------------------------------
         Non-Affiliated
            Funds                 0-10%           0-10%          0-10%           0-10%
         -----------------------------------------------------------------------------------
         Other
            Investments           0-15%           0-15%          0-15%           0-15%
         -----------------------------------------------------------------------------------

         *As of the date of this Supplement, HighMark Fundamental Equity Fund has not commenced investment operations, and consequently, as of such date, the Asset Allocation Portfolios have not invested any of their assets in the Fundamental Equity Fund. After the commencement of investment operations of the Fundamental Equity Fund, the Asset
         Allocation Portfolios will target to invest their assets in the Fundamental Equity Fund in accordance with the table.

         8. The following paragraph is added to the subsection "Allocation of Investments of the Asset Allocation Portfolios" in the section "Other Investment Matters" on page 93 immediately following the table:

         INVESTMENT STRATEGIES OF HIGHMARK FUNDAMENTAL EQUITY FUND: HighMark Fundamental Equity Fund seeks long-term capital appreciation through investments in U.S. equity securities. To pursue its goal, the Fund invests primarily in U.S. companies without regard to whether those companies are categorized as "growth" or "value". The portfolio managers seek to identify high quality companies that are currently undervalued based on the long-term potential of the underlying businesses. The portfolio managers define high quality businesses as having some but not necessarily all of the following characteristics:
         (1) a leading position in an attractive industry with favorable or improving competitive dynamics, (2) sustainable competitive advantages,
         (3) high and/or improving return on equity, (4) strong and/or improving balance sheet, (5) high and/or growing free cash flow and (6) high quality management. The portfolio managers attempt to identify companies that meet their definition of high quality businesses and to determine the long-term outlook for earnings and cash flows of those companies. Using this information, the portfolio managers then attempt to estimate the intrinsic value of those companies using a range of possible scenarios. Securities may be chosen when their issuer has been determined to be of high quality and when the portfolio managers believe the securities are trading at a sufficient discount to their intrinsic value. The portfolio managers may sell a security for a number of reasons, including but not limited to: (1) the security is trading above its intrinsic value, (2) the fundamental investment case deteriorates materially relative to expectations or (3) a more attractive opportunity presents itself. Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. In addition to the securities described above, the Fund may invest up to 20% of the Fund's assets in foreign securities, including ADRs and locally traded securities. The Fund may also invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

         9. The paragraph on page 94 in the section "Other Investment Matters" is deleted in its entirety and replaced with the following:

         The Funds, HighMark Fundamental Equity Fund and HighMark Diversified Money Market Fund invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds, the Fundamental Equity Fund and the Diversified Money Market Fund use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds, the Fundamental Equity Fund and the Diversified Money Market Fund may invest.

         10. The table in the section "Other Investment Matters" located on pages 95-100 is amended to reflect that HighMark Fundamental Equity Fund may use the following instruments:

o        American Depository Receipts

o        Bankers' Acceptances

o        Bonds

o        Call and Put Options

o        Certificates of Deposit

o        Commercial Paper

o        Common Stock

o        Convertible Securities

o        Demand Notes

o        Derivatives

o        Exchange Traded Funds

o        Foreign Securities

o Forward Foreign Currency Contracts, including Forward Foreign Currency Cross Hedges

o        Futures and Related Options

o        High-Yield/High-Risk Bonds

o        Illiquid Securities

o        Initial Public Offerings

o        Investment Company Securities

o        Investment Grade Securities

o        Money Market Instruments

o        Obligations of Supranational Agencies

o        Preferred Stocks

o        Real Estate Investment Trusts

o        Repurchase Agreements

o        Restricted Securities

o        Reverse Repurchase Agreements

o        Securities Lending

o        Swap Agreements

o        Time Deposits

o        Treasury Inflation Protected Securities

o        Treasury Receipts

o        Unit Investment Trusts

o        U.S. Government Agency Securities

o        U.S. Treasury Obligations

o        Variable and Floating Rate Instruments

o        Warrants

o        When-Issued Securities and Forward Commitments

o        Zero-Coupon Debt Obligations

                                 HIGHMARK FUNDS

                              COGNITIVE VALUE FUND
                              ENHANCED GROWTH FUND
                        INTERNATIONAL OPPORTUNITIES FUND
                         SUPPLEMENT DATED JULY 14, 2008
               TO CLASS M SHARES PROSPECTUS DATED DECEMBER 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

         With respect to the disclosure set forth on page 23 relating to the portfolio managers of the Funds, the portfolio managers of HighMark International Opportunities Fund are now Peter M. Hill, Anthony Craddock and Eric P. Leve. The Prospectus is hereby modified accordingly.

HMK-SK-052-0200

                                 HIGHMARK FUNDS

                      SUPPLEMENT DATED JULY 14, 2008 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2007,
                           AS AMENDED JANUARY 1, 2008

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THE INFORMATION ALREADY CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

         1. Effective August 1, 2008, the second paragraph in the subsection "Transfer Agent and Custodian Services" located on pages B-113-B-114 is deleted in its entirety and replaced with the following:

                  Under the Transfer Agency Agreement, HighMark Funds has agreed to pay BFDS annual fees at the rate of $18,000 per Retail class/per
         Fund, $15,000 per Fiduciary class/per Fund, $15,000 per Class M class/per Fund and $5,000 per Class S class/per Fund. Effective January 1, 2007, HighMark Funds has agreed to pay BFDS annual fees at the rate of $14,000 per Retail class/per series of HighMark Funds, $9,500 per Fiduciary class/per series of HighMark Funds, $9,500 per Class M class/per series of HighMark Funds and $5,000 per Class S class/per series of HighMark Funds. In addition, there will be an annual account maintenance fee on direct accounts of $14.00 per account, an annual maintenance fee on broker controlled accounts of $7.00 and an additional annual IRA Custodial fee of $10.00 per social security number, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. BFDS may periodically reduce a portion of its transfer agency fee with respect to a Fund. In addition, HighMark Capital Management, Inc. has agreed to pay certain transfer agency related expenses to BFDS on behalf of the Funds.

         2. The portfolio managers of HighMark International Opportunities Fund are now Peter M. Hill, Anthony Craddock and Eric P. Leve. The Statement of Additional Information is hereby modified accordingly.